Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Abstract]
Accumulated Other Comprehensive Income (Loss)

20. Accumulated Other Comprehensive Income (Loss)

The following is a summary of the accumulated other comprehensive income (loss) balances, net of taxes, as of and for the year ended December 31, 2014.

	Foreign		Accumulated
	Currency		Other
	Translation	Cash Flow	Comprehensive
	Adjustment	Hedge	Income (Loss)
Balance at January 1, 2014	$(264)	$(1,079)	$(1,343)
Change associated with foreign currency translation	(219)	—	(219)
Change associated with current period hedging	—	(2,980)	(2,980)
Reclassification into earnings	—	2,587	2,587
Balance at December 31, 2014	$(483)	$(1,472)	$(1,955)